GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, WI  53202-3580
Phone (414) 273-3500     Fax (414) 273-5198

May 18, 2011

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C.  20549

RE:	Baylake Corp. Amendment to Definitive Proxy Material

Ladies and Gentlemen:

        In accordance with Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR on behalf of the Company are a Schedule 14A cover sheet, and an amendment to the the Definitive Proxy Statement filed on April 28, 2011.

If you have any questions regarding this filing, please contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kathy A. Hayes

Kathy A. Hayes Paralegal

cc:	Kevin L. LaLuzerne
John A. Hauser
Patrick Murphy